Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
9.	Long-Term Debt

	December 31,
	2012	2011
Revolving Credit Facilities due through 2018	555,472	339,000
Term Loans due through 2021	180,229	9,900
Long-term debt of Dropdown Predecessor (note 1)	—	559,830

	735,701	908,730
Current portion	(25,246)	(26,268)

Total	710,455	882,462

As at December 31, 2012, the Company had three revolving credit facilities (or the Revolvers), which, as at such date provided for aggregate borrowings of up to $856.4 million, of which $301.0 million was undrawn. Interest payments are based on LIBOR plus margins, which at December 31, 2012, ranged between 0.45% and 0.60% (December 31, 2011: 0.50% and 0.60%). The total amount available under the Revolvers reduces by $97.9 million (2013), $97.9 million (2014), $124.8 million (2015), $93.1 million (2016), $413.8 million (2017) and $28.9 million thereafter. The Revolvers are collateralized by 22 of the Company’s vessels, together with other related security. One of the Revolvers requires that the Company’s applicable subsidiary maintain a minimum hull coverage ratio of 105% of the total outstanding balance for the facility period. As at December 31, 2012, this ratio was 113.2%. The vessel value used in this ratio is an appraised value prepared by the Company based on second-hand sale and purchase market data. A further delay in the recovery of the tanker market could negatively affect the ratio. In addition, one of the Revolvers requires the Company and certain of its subsidiaries to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5.0% of the Company’s total debt. The remaining two Revolvers are guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. As at December 31, 2012, the Company and Teekay were in compliance with all their covenants in respect of the Revolvers.

As at December 31, 2012, the Company had three term loans outstanding, which totaled $180.2 million (December 31, 2011 - $9.9 million). Interest payments on the term loans are based on a combination of fixed and variable rates where fixed rates range from 4.06% to 4.90% and variable rates are based on LIBOR plus a margin. At December 31, 2012, the margins ranged from 0.30% to 1.0%. The term loan repayments are made in quarterly or semi-annual payments and two of the term loans have balloon or bullet repayments due at maturity in 2019 and 2021. The term loans are collateralized by first-priority mortgages on six of the Company’s vessels, together with certain other related security. Two of the term loans require that the Company’s subsidiaries maintain a minimum hull coverage ratio of 115% of the total outstanding balance for the facility period. As at December 31, 2012 the loan to value ratios ranged from 128.4% to 284.0%. The vessel values used in these ratios are appraised values prepared by the Company based on second hand sale and purchase market data. A further delay in the recovery of the tanker market could negatively affect the ratios. The term loans are guaranteed by Teekay and contain covenants that require Teekay to maintain the greater of free cash (cash and cash equivalents) of at least $100.0 million and an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay’s total consolidated debt which has recourse to Teekay. As at December 31, 2012, the Company and Teekay were in compliance with all their covenants in respect of these term loans.

As at December 31, 2011, the Dropdown Predecessor had $559.8 million of long-term debt. Revolving credit facilities and term loans, with an aggregate outstanding balance of $451.2 million on December 31, 2011, were assumed by the Company on the dates of the respective dropdowns of the 13 vessels as part of the 2012 Acquired Business. These assumed credit facilities and loan are included, to the extent then outstanding, in the information above as of December 31, 2012. The remaining facilities of the Dropdown Predecessor, with an aggregate outstanding balance of $108.7 million on December 31, 2011, were retained by Teekay and have been reflected in these financial statements as a debt extinguishment through a return of capital.

The weighted-average effective interest rate on the Company’s long-term debt as at December 31, 2012 was 1.2% (December 31, 2011 – 2.2%). This rate does not reflect the effect of the Company’s interest rate swap agreements (see Note 10).

The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to December 31, 2012 are $25.2 million (2013), $25.2 million (2014), $52.2 million (2015), $91.6 million (2016), $433.3 million (2017) and $108.2 million (thereafter).